Westcott Technology Fund
Schedule of Investments - March 30, 2001
(Unaudited)
Common Stocks  - 77.4%                                                  Shares                       Value

Computer & Office Equipment - 3.6%                                        175                           $ 16,832
                                                                                                -----------------
International Business Machine Corp.

Laboratory Apparatus & Furniture - 2.8%                                   450                             13,167
                                                                                                -----------------
Newport Corp.

Printed Circuit Boards - 2.8%                                             500                             12,812
                                                                                                -----------------
Plexus Corp. (a)

Radio & TV Broadcasting & Communications - 2.7%                           300                             12,477
                                                                                                -----------------
Scientific-Atlanta, Inc.

Semiconductors & Related Devices - 13.9%
Intel Corp.                                                               600                             15,787
International Rectifier Corp.                                             400                             16,200
Linear Technology Corp.                                                   400                             16,425
Nvidia Corp. (a)                                                          250                             16,230
                                                                                                -----------------
                                                                                                          64,642
                                                                                                -----------------
Services-Allied To Motion Picture Distribution - 3.8%
MacRovision Corp. (a)                                                     400                             17,425
                                                                                                -----------------
Services-Computer Integrated Systems Design - 9.7%
Cerner Corp. (a)                                                          350                             11,988
IDT Corp. (a)                                                             975                             19,744
Mentor Graphics Corp.                                                     650                             13,406
                                                                                                -----------------
                                                                                                          45,138
                                                                                                -----------------
Services-Computer Processing & Data Preparation - 3.2%
Sungard Data Systems, Inc. (a)                                            300                             14,769
                                                                                                -----------------
Services-Computer Programming Services - 3.1%
Verisign, Inc. (a)                                                        400                             14,175
                                                                                                -----------------
Services-Computer Programming, Data Processing, Etc. - 3.6%
AOL Time Warner, Inc. (a)                                                 420                             16,863
                                                                                                -----------------
Services-Engineering Services - 2.8%
PerkinElmer, Inc.                                                         250                             13,113
                                                                                                -----------------
Services-Prepackaged Software  - 15.5%
Adobe Systems, Inc.                                                       450                             15,737
Ariba, Inc. (a)                                                           600                              4,744
Check Point Software Technologies LTD. (a) (c)                            300                             14,250
MacRomedia, Inc. (a)                                                      610                              9,798
Microsoft Corp. (a)                                                       335                             18,320
Veritas Software Corp. (a)                                                200                              9,248
                                                                                                -----------------
                                                                                                          72,097
                                                                                                -----------------
Westcott Technology Fund
Schedule of Investments - March 30, 2001 - continued
(Unaudited)

Common Stocks - continued                                               Shares                       Value

Telephone & Telegraph Apparatus - 0.9%
Sycamore Networks, Inc. (a)                                               400                            $ 4,000
                                                                                                -----------------
Telephone Communications (No Radio Telephone) - 9.0%
Nokia Corp. (c)                                                          1,000                            24,000
Qwest Communications International, Inc. (a)                              505                             17,700
                                                                                                -----------------
                                                                                                          41,700
                                                                                                -----------------
TOTAL COMMON STOCKS (Cost $624,076)                                                                      359,210
                                                                                                -----------------
                                                                       Principal
                                                                         Value                       Value
Money Market Securities - 24.6%
Firstar Treasury Fund, 4.49% (b) (Cost $114,225)                        114,225                          114,225
                                                                                                -----------------
TOTAL INVESTMENTS - 102.0% (Cost $738,301)                                                               473,435
                                                                                                -----------------
Liabilities in excess of other assets - (2.0)%                                                            (8,942)
                                                                                                -----------------
TOTAL NET ASSETS - 100.0%                                                                              $ 464,493
                                                                                                =================
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at March
30, 2001 (c) American Depository Receipt

See accompanying notes which are an integral part of the financial statements.

Westcott Technology Fund                                                                March 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $738,301)                                                     $ 473,435
Interest receivable                                                                                379
Dividends receivable                                                                               216
                                                                                     ------------------
   Total assets                                                                                474,030

Liabilities
Payable to custodian                                                                           $ 7,960
Accrued investment advisory fee                                                                  1,003
Distribution fee - Class A                                                                         574
                                                                                     ------------------
   Total liabilities                                                                             9,537
                                                                                     ------------------
Net Assets                                                                                   $ 464,493
                                                                                     ==================
Net Assets consist of:
Paid in capital                                                                            $ 2,599,435
Accumulated net investment loss                                                                 (4,855)
Accumulated net realized loss on investments                                                (1,865,221)
Net unrealized depreciation on investments                                                    (264,866)
                                                                                     ------------------
Net Assets                                                                                   $ 464,493
                                                                                     ==================
Class A:
Net Asset Value,
   and redemption price per share ($67,649/28,020 shares)                                       $ 2.41
                                                                                     ==================
Maximum offering price per share
   (net assets value plus sales charge of 5%)                                                     2.54
                                                                                     ==================
Class I:
Net Asset Value, offering price and redemption
   price per share ($396,844/165,681 shares)                                                    $ 2.40
                                                                                     ==================

See accompanying notes which are an integral part of the financial statements.

Westcott Technology Fund
Statement of Operations for the six months
   ended March 30, 2001 (Unaudited)
Investment Income
Dividend income                                                                                    $ 411
Interest income                                                                                    2,651
                                                                                          ---------------
Total Income                                                                                       3,062

Expenses
Investment advisory fee                                                                          $ 7,687
Distribution fees - Class A                                                                          140
Trustee's fees                                                                                       536
                                                                                          ---------------
Total expenses before reimbursement                                                                8,362
Reimbursed expenses                                                                                 (445)
                                                                                          ---------------
Total operating expenses                                                                           7,917
                                                                                          ---------------
Net Investment Loss                                                                               (4,855)
                                                                                          ---------------
Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                      (446,212)
Change in net unrealized depreciation
   on investment securities                                                                     (354,309)
                                                                                          ---------------
Net realized and unrealized loss on investment securities                                       (800,521)
                                                                                          ---------------
Net decrease in net assets resulting from operations                                          $ (805,376)
                                                                                          ===============

See accompanying notes which are an integral part of the financial statements.

Westcott Technology Fund
Statement of Changes in Net Assets
                                                                     Six Months                     Period
                                                                        ended                        ended
                                                                   March 31, 2001             September 30, 2000   (a)
Increase (Decrease) in Net Assets                                    (Unaudited)
Operations
   Net investment loss                                                       $ (4,855)                   $ (22,648)
   Net realized loss on investment securities                                (446,212)                  (1,419,009)
   Change in net unrealized appreciation/depreciation                        (354,309)                      89,443
                                                                ----------------------       ----------------------
   Net decrease in net assets resulting from operations                      (805,376)                  (1,352,214)
                                                                ----------------------       ----------------------
Distributions to shareholders
   From net investment income                                                       -                            -
   Return of capital                                                                -                            -
   From net realized gain                                                           -                            -
                                                                ----------------------       ----------------------
   Total distributions                                                              -                            -
Share Transactions - net increase/decrease
   Class A                                                                     (2,496)                     289,950
   Class I                                                                   (291,510)                   2,626,139
                                                                ----------------------       ----------------------
Net increase/decrease in net assets resulting
   from share transactions                                                   (294,006)                   2,916,089
                                                                ----------------------       ----------------------
   Total increase/decrease in net assets                                   (1,099,382)                   1,563,875
                                                                ----------------------       ----------------------
Net Assets
   Beginning of period                                                      1,563,875                            -
                                                                ----------------------       ----------------------

  End of period [including accumulated net                                  $ 464,493                  $ 1,563,875
                                                                ======================       ======================
    investment loss of  $4,855 and  $0, respectively]

(a)   For the period December 9, 1999 (Commencement of Operations) to September 30, 2000

See accompanying notes which are an integral part of the financial statements.

Westcott Technology Fund
Class A
Financial Highlights
                                                      Six Months
                                                         ended                     Period
                                                    March 31, 2001                 ended
                                                      (Unaudited)            September 30, 2000   (a)
Selected Per Share Data
Net asset value, beginning of period                          $ 5.83                      $ 10.00
                                                   ------------------      -----------------------
Loss from investment operations
   Net investment loss                                         (0.03)                       (0.10)
   Net realized and unrealized loss                            (3.39)                       (4.07)
                                                   ------------------      -----------------------
Total from investment operations                               (3.42)                       (4.17)
                                                   ------------------      -----------------------
Less distributions:
   Distributions from net investment income                        -                            -
   Distributions from net realized gains                           -                            -
                                                   ------------------      -----------------------
Total distributions                                                -                            -
                                                   ------------------      -----------------------
Net asset value, end of period                                $ 2.41                       $ 5.83
                                                   ==================      =======================
Total Return                                                 (58.66)%(b)                  (41.70)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $68                         $169
Ratio of expenses to average net assets                        1.97% (c)                    1.97% (c)
Ratio of expenses to average net assets
   before reimbursement                                        2.05% (c)                    2.09% (c)
Ratio of net investment income (loss) to
   average net assets                                         (1.29)%(c)                   (1.61)%(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                    (1.38)%(c)                   (1.73)%(c)
Portfolio turnover rate                                       35.96% (c)                  190.14% (c)

(a) For the period December 9, 1999 (Commencement of Operations) to September
30, 2000 (b) For periods of less than a full year, total return is not annualized (c) Annualized

See accompanying notes which are an integral part of the financial statements.

Westcott Technology Fund
Class I
Financial Highlights
                                                      Six Months
                                                         ended                        Period
                                                    March 31, 2001                    ended
                                                      (Unaudited)               September 30, 2000   (a)
Selected Per Share Data
Net asset value, beginning of period                          $ 5.77                         $ 10.00
                                                   ------------------         -----------------------
Income from investment operations
   Net investment loss                                         (0.02)                          (0.08)
   Net realized and unrealized loss                            (3.36)                          (4.15)
                                                   ------------------         -----------------------
Total from investment operations                               (3.38)                          (4.23)
                                                   ------------------         -----------------------
Less distributions:
   Distributions from net investment income                        -                               -
   Distributions from net realized gains                           -                               -
                                                   ------------------         -----------------------
Total distributions                                                -                               -
                                                   ------------------         -----------------------
Net asset value, end of period                                $ 2.39                          $ 5.77
                                                   ==================         =======================
Total Return                                                 (58.65)%(b)                     (42.30)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $397                          $1,395
Ratio of expenses to average net assets                        1.72% (c)                       1.72% (c)
Ratio of expenses to average net assets
   before reimbursement                                        1.82% (c)                       1.86% (c)
Ratio of net investment income (loss) to
   average net assets                                         (1.04)%(c)                      (1.32)%(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                    (1.14)%(c)                      (1.46)%(c)
Portfolio turnover rate                                       35.96% (c)                     190.14% (c)

(a) For the period December 9, 1999 (Commencement of Operations) to September
30, 2000 (b) For periods of less than a full year, total return is not annualized (c) Annualized

See accompanying notes which are an integral part of the financial statements.

                            Westcott Technology Fund
                          Notes to Financial Statements
                                 March 31, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     The Westcott Technology Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 9, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long-term growth of capital. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest without par value.

     The Fund currently consists of two classes of shares, Class A and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. The public offering price for class A shares is the determined net asset value plus a sales charge.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                            Westcott Technology Fund
                          Notes to Financial Statements
                           March 30, 2001 - continued
                                   (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Aegis Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The Adviser was organized as a Texas corporation in 1933. The Adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.70% computed and accrued daily and paid monthly. For the six months ended March 31, 2001, the Adviser received a fee of $7,686 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund until February 1, 2002. For the six months ended March 31, 2001, the Adviser reimbursed expenses of $445.

     On behalf of the Class A shares, the Fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A Shares. For the six months ended March 31, 2001, the Fund incurred distribution expenses of $140 for Class A shares. For the six months ended March 31, 2001, Westcott Securities LLC, a related broker/dealer under common control, which is registered with the Securities & Exchange Commission, received distribution fees of $4 from a total $140 from the Fund for expenses related to the sale of Class A shares.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund's with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Prior  to  December  31,  2000,  the  Fund  retained  AmeriPrime  Financial
Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities. Both companies are wholly owned subsidiaries.
                            Westcott Technology Fund
                          Notes to Financial Statements
                           March 31, 2001 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor for the six-month period ended March 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  SHARE TRANSACTIONS

     As of March 31, 2001, there were an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2001 was $2,599,435.

     Transactions in shares were as follows:

                                    For the six months ended                      For the period December 9, 1999
                                         March 31, 2001                             (Commencement of Operations)
                                                                                       to September 30, 2000

                                     Shares             Dollars                      Shares              Dollars
Class A:
Shares sold                             0             $      0                       57,096              $578,163
Shares issued from
  reinvested dividends                  0                    0                           0                     0
Shares redeemed                      (933)              (2,496)                     (28,144)             (288,213)
                           ------------------ --------------------              ------------------   ----------------
                                     (933)             ($2,496)                      28,952              $289,950
                           ================== ====================              ==================   ================
Class I:
Shares sold                        15,748              $40,000                       285,801           $2,999,392
Shares issued from
  reinvested dividends                  0                    0                             0                    0
Shares redeemed                   (91,671)            (331,510)                      (44,197)            (373,253)
                           ------------------ --------------------               ------------------ --------------------
                                  (75,923)           ($291,510)                      241,604            $2,626,139
                           ================== ====================               ==================  ===================

NOTE 5.  INVESTMENTS

     For the six months ended March 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $147,380 and $389,248, respectively. As of March 30, 2001, the gross unrealized appreciation for all securities totaled $10,846 and the gross unrealized depreciation for all securities totaled $275,712 for a net unrealized depreciation of $264,866. The aggregate cost of securities for federal income tax purposes at March 30, 2001 was $738,301.

                            Westcott Technology Fund
                          Notes to Financial Statements
                           March 31, 2001 - continued
                                   (Unaudited)

NOTE 6.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC can receive commissions on trades made on behalf of the Fund. For the six months ended March 31, 2001, Westcott Securities LLC, received no brokerage fees and commissions from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2001, Margaret Guerriero beneficially owned in aggregate more than 46% of Class A Shares of the Fund and, Eckhard Pfeiffer beneficially owned in aggregate more than 44% of Class I Shares of the Fund.